Consolidated Statements of Operations (CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Non-regulated energy sales	134,232	129,977
Regulated energy sales and distribution	77,368
Waste disposal fees	16,406	9,039
Regulated water reclamation and distribution	44,989	38,011
Other revenue (note 17)	3,643	3,331
Revenues, Total	276,638	180,358
Expenses
Operating	88,420	69,568
Regulated commodities purchased	46,508
Non-regulated fuel for generation	24,628	25,929
Depreciation of property, plant and equipment	39,393	36,471
Amortization of intangible assets	6,433	10,144
Administrative expenses	17,534	14,886
Write down of long-lived assets (notes 6 and 7)	16,520	2,492
Gain on foreign exchange	(652)	(528)
Costs and Expenses, Total	238,784	158,962
Operating income	37,854	21,396
Interest expense	30,441	24,839
Interest, dividend income and other income (notes 16)	(5,659)	(5,164)
Acquisition related costs	2,965	3,015
Loss on derivative financial instruments (note 22 (c) )	5,844	1,103
Nonoperating Income (Expense)	33,591	23,793
Earnings (loss) from operations before income taxes	4,263	(2,397)
Income tax expense (recovery) (note 14)
Current	300	(69)
Deferred	(23,339)	(20,722)
Income Tax Expense (Benefit), Total	(23,039)	(20,791)
Net earnings	27,302	18,394
Net earnings attributable to non-controlling interests	3,921	444
Net earnings attributable to shareholders of Algonquin Power & Utilities Corp.	23,381	17,950
Basic net earnings per share (note 19)	0.20	0.19
Diluted net earnings per share (note 19)	0.20	0.19